Borrowings by contractual maturities (Detail) (Long-term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt Maturities Repayments Of Principal In Year One	$ 328,917
Debt Maturities Repayments Of Principal In Year Two	250,966
Debt Maturities Repayments Of Principal In Year Three	82,983
Debt Maturities Repayments Of Principal In Year Four	106,934
Debt Maturities Repayments Of Principal In Year Five	463,270
Later years	478,758
Debt With No Stated Maturity	0
Borrowed Funds	$ 1,711,828